Short-Term Loans Receivable	12 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
SHORT-TERM LOANS RECEIVABLE
7.	SHORT-TERM LOANS RECEIVABLE

The Group provided loans to a third-party real estate developing company since July 2017.

During the year ended June 30, 2018, the Group provided loans totaling RMB110,000. These loans were repaid during the years ended June 30, 2018 and 2019 amounting to RMB60,000 and RMB50,000, respectively.

During the year ended June 30, 2020, the Group provided loans totaling RMB240,000, of which RMB190,000 has been repaid. As of June 30, 2020, the group had one short-term loan of RMB50,000 and accrued interest of RMB2,893 which had been fully repaid in December 2020. As of June 30, 2021, the Group did not have short-term loans receivable.

The aforementioned loans were guaranteed by the legal representative and the controlling shareholder of the real estate developing company. The interest rate ranged from 6% to 12% per annum, and the interest had been paid with the repayment of principle.

The Group recognized interest income on short-term loans receivable of approximate RMB310, RMB5,386 and RMB2,730 during the years ended June 30, 2019, 2020 and 2021, respectively.